As filed with the Securities and Exchange Commission on March 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (2.8%)
All Telecom (0.2%)
155,000	Level 3 Financing, Inc., Term Loan B3, due 9/1/18	154,710	¢^^
320,000	Level 3 Financing, Inc., Term Loan B2, 5.75%, due 9/1/18	319,402
		474,112
Electronics - Electrical (0.3%)
785,000	Sophia, L.P., Term Loan B, due 7/31/18	790,887	¢^^
Financial Intermediaries (0.4%)
1,090,000	First Data Corp., Term Loan B1, due 10/1/14	1,033,680	¢^^
Health Care (0.6%)
305,000	Emergency Medical Services Corp., Term Loan B, due 5/25/18	304,009	¢^^
1,280,000	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	1,287,731	¢^^
		1,591,740
Lodging & Casinos (1.0%)
2,230,000	Ceasars Entertainment Operating Co., Term Loan B, 4.53%, due 1/28/18	1,897,017	¢^^
725,000	MGM Mirage, Inc., Term Loan C, 7.00%, due 2/21/14	724,659
		2,621,676
Radio & Television (0.3%)
635,000	Cumulus Media, Inc., Term Loan, due 9/17/18	635,101	¢^^
	Total Bank Loan Obligations (Cost $7,088,746)	7,147,196
Corporate Debt Securities (137.3%)
Aerospace & Defense (0.1%)
147,000	L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15	150,675
Airlines (2.7%)
3,495,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	3,495,000	ñ
933,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	993,645	ñ
1,430,000	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	1,494,350	ñ
801,491	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	901,677
		6,884,672
Auto Loans (4.4%)
2,855,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	3,194,045
6,580,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	8,048,597	ØØ
		11,242,642
Automakers (2.6%)
3,820,000	Chrysler Group LLC/CG Co-Issuer, Inc., Senior Secured Notes, 8.00%, due 6/15/19	3,667,200	ñ
130,000	Chrysler Group LLC/CG Co-Issuer, Inc., Senior Secured Notes, 8.00%, due 6/15/19	124,800
945,000	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,198,969
845,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,096,387
591,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	638,280
		6,725,636
Banking (3.6%)
1,975,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,034,250
555,000	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	574,425
4,795,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	5,274,500	ØØ
820,000	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	879,450
445,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	472,256
		9,234,881
Beverages (0.2%)
505,000	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	566,863
Building & Construction (1.5%)
497,000	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 6/15/18	396,358
785,000	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 5/15/19	620,150
1,215,000	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	1,215,000	ñ
795,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	806,925
870,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	880,875
		3,919,308
Building Materials (2.6%)
905,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	957,981
1,985,000	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	1,925,450
1,780,000	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	1,895,700	ñ
2,000,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	1,970,000	ñ
		6,749,131
Chemicals (2.4%)
695,000	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	806,200
485,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	532,288
895,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	982,262
580,000	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	646,700
725,000	LyondellBasell Industries NV, Guaranteed Notes, 6.00%, due 11/15/21	788,438	ñ
2,670,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	2,416,350
		6,172,238
Computer Hardware (0.6%)
1,505,000	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	1,610,350	ñ
Consumer-Commercial-Lease Financing (10.7%)
1,085,000	CIT Group, Inc., Secured Notes, Ser. C, 5.25%, due 4/1/14	1,103,987	ñ
119,215	CIT Group, Inc., Secured Notes, Ser. A, 7.00%, due 5/1/16	119,215
780,000	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	782,925	ñ
120,615	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/17	120,766
4,631,000	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	4,642,577	ñ
3,915,000	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	4,189,050	ñ
1,785,000	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	1,816,237
6,265,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	6,758,369
2,190,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	2,398,050
690,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	760,725
1,935,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,896,149
305,000	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	311,324
405,000	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	321,469
2,795,000	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	2,166,125
		27,386,968
Department Stores (1.5%)
1,210,000	J.C. Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	1,213,025
3,280,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	2,665,000
		3,878,025
Diversified Capital Goods (0.3%)
790,000	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	754,450
Electric - Generation (6.2%)
1,025,000	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,071,125	ñ
745,000	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	802,737	ñ
375,000	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	399,375	ñ
1,340,000	Edison Mission Energy, Senior Unsecured Notes, 7.75%, due 6/15/16	897,800
1,930,000	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	1,119,400
4,055,000	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	2,291,075
2,220,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,187,700
600,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	620,250
3,650,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	3,577,000
1,390,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,369,150
2,835,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	2,693,250	ñ
		16,028,862
Electric - Integrated (0.5%)
1,255,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,367,950	ñ
Electronics (1.2%)
1,910,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	2,086,675	ñ
855,000	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	955,463	ñ
		3,042,138
Energy - Exploration & Production (13.7%)
2,600,000	ATP Oil & Gas Corp., Secured Notes, 11.88%, due 5/1/15	1,690,000
1,600,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	1,800,000
1,265,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,302,950
510,000	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	524,025
2,110,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	2,120,550
3,645,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	3,590,325
1,510,000	Chesapeake Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,536,425	ñ
1,630,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,699,275
1,395,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	1,586,813
2,920,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	2,540,400
1,505,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,670,550
2,260,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,435,150
1,555,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	1,652,187
1,260,000	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	1,381,701
845,000	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	904,150
885,000	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	995,625
330,000	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	353,925
1,515,000	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	1,647,563
470,000	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	501,725
500,000	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	542,500
1,350,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	1,397,250	ñ
930,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	943,950
2,285,000	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	2,276,431	ñ
		35,093,470
Food - Wholesale (0.1%)
145,000	Dole Food Co., Secured Notes, 8.00%, due 10/1/16	154,425	ñ
Gaming (4.7%)
120,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	109,200
725,000	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	761,250
2,047,538	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	2,175,282	¢¢
2,915,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	3,283,019	ñ
975,000	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	977,437
730,000	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	823,075
1,280,000	San Pasqual Casino Development Group, Inc., Secured Notes, 8.00%, due 9/15/13	1,270,400	ñ
1,020,000	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	1,071,000	ñ
935,000	Wynn Las Vegas LLC, 1st Mortgage, 7.88%, due 11/1/17	1,037,850
431,000	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	487,030
		11,995,543
Gas Distribution (8.3%)
1,710,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	1,710,000
1,825,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,829,563
970,000	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	1,074,136
280,000	El Paso Corp., Senior Unsecured Notes, 7.25%, due 6/1/18	312,006
1,315,000	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	1,541,214
1,145,000	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	1,345,059
2,760,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	3,049,800
1,990,000	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	2,089,500
1,420,000	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	1,380,950
1,650,000	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	1,711,875
810,000	Kinder Morgan Finance Co., Senior Secured Notes, 6.00%, due 1/15/18	838,350	ñ
2,505,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,730,450
1,480,000	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	1,605,800
		21,218,703
Health Facilities (4.6%)
695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	663,725
800,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	748,000
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	464,613
2,340,000	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	2,480,400
550,000	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	601,563
2,245,000	Kindred Healthcare, Inc., Guaranteed Notes, 8.25%, due 6/1/19	2,059,787
2,090,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,215,400
555,000	Tenet Healthcare Corp., Senior Unsecured Notes, 9.25%, due 2/1/15	603,562
1,195,000	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	1,351,844
470,000	Universal Health Services, Inc., Senior Secured Notes, 7.13%, due 6/30/16	517,000
		11,705,894
Health Services (0.2%)
240,000	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	261,600
170,000	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	186,788
165,000	Service Corp. Int'l, Senior Unsecured Notes, 7.63%, due 10/1/18	189,750
		638,138
Hotels (2.2%)
1,200,000	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	1,222,500
935,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	966,556
1,150,000	Host Hotels & Resorts L.P., Guaranteed Notes, 9.00%, due 5/15/17	1,276,500
1,830,000	ITT Corp., Guaranteed Unsecured Notes, 7.38%, due 11/15/15	2,086,200
		5,551,756
Investments & Misc. Financial Services (2.5%)
3,680,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	3,827,200
970,000	Icahn Enterprises L.P., Senior Unsecured Notes, 8.00%, due 1/15/18	1,006,375	ñ
1,540,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	1,597,750
		6,431,325
Leisure (0.5%)
1,155,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,280,606
Machinery (2.5%)
4,360,000	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	5,024,900
510,000	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	515,100
910,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	991,900
		6,531,900
Media - Broadcast (4.6%)
825,000	AMC Networks, Inc, Guaranteed Notes, 7.75%, due 7/15/21	906,469	ñ
1,820,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	1,519,700
3,340,000	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	2,488,300
735,000	Cumulus Media, Inc., Guaranteed Notes, 7.75%, due 5/1/19	689,062	ñ
1,330,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,486,275	ñ
885,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	880,575	ñ
375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	390,000	ñ
1,440,000	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	1,396,800	ñ
885,000	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	1,008,900	ñ
1,055,000	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,130,169	ñ
		11,896,250
Media - Cable (6.8%)
1,395,000	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,503,112
835,000	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	887,187
1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,150,500
2,090,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	2,225,850	ñ
785,000	CSC Holdings LLC, Senior Unsecured Notes, 8.50%, due 4/15/14	873,313
2,280,000	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	2,451,000	ñ
1,060,000	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	1,176,600
1,530,000	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	1,705,950
340,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	370,600
1,935,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	2,147,850
2,600,000	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	2,938,000
		17,429,962
Media - Services (1.7%)
620,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser.B, 9.25%, due 12/15/17	683,550
3,320,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	3,610,500
135,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	146,813	ñ
		4,440,863
Medical Products (1.9%)
1,170,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	1,200,713	ñ
410,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	419,225	ñ
1,520,000	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	1,630,200	ñ
1,490,000	LVB Acquisition, Inc., Guaranteed Notes, 10.38%, due 10/15/17	1,616,650
		4,866,788
Metals-Mining Excluding Steel (3.8%)
1,750,000	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	1,907,500
662,000	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	666,965
4,625,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	4,775,312	ñ
140,000	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	155,750
1,895,000	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,951,850	ñ
380,000	Peabody Energy Corp., Guaranteed Notes, 6.50%, due 9/15/20	399,000
		9,856,377
Packaging (5.3%)
480,000	Ball Corp., Guaranteed Notes, 7.38%, due 9/1/19	535,200
3,415,000	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	3,551,600
4,260,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	4,451,700
1,770,000	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	1,982,400
30,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	31,500	ñ
1,875,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,020,312	ñ
1,045,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	1,089,413	ñ
		13,662,125
Pharmaceuticals (2.8%)
1,055,000	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	1,144,675
1,170,000	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	1,265,062	ñ
1,040,000	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	1,142,700	ñ
615,000	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	682,650	ñ
2,355,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	2,390,325	ñ
630,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	643,388	ñ
		7,268,800
Printing & Publishing (4.0%)
2,345,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	2,585,362
2,305,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	2,368,387
2,945,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,694,675
1,200,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,071,000
2,205,000	TL Acquisitions, Guaranteed Notes, 10.50%, due 1/15/15	1,604,138	ñ
		10,323,562
Real Estate Dev. & Mgt. (0.4%)
1,005,000	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	1,005,000	ñØ
Retail (0.1%)
180,000	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	198,000
Software-Services (5.1%)
1,575,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	1,413,563
1,903,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	1,703,297
840,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	919,800
820,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	922,500
2,235,000	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	1,938,862
340,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	328,950
2,100,000	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	2,068,500
1,355,000	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	1,409,200	ñ
365,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	385,075
515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	547,188
1,395,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	1,503,112
		13,140,047
Specialty Retail (1.8%)
3,425,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	3,810,312
670,000	Toys "R" Us Property Co. I LLC, Senior Secured Notes, 8.50%, due 12/1/17	717,738
		4,528,050
Steel Producers-Products (0.2%)
665,000	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	538,650
Support - Services (2.2%)
180,000	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	192,600
460,000	Iron Mountain, Inc., Guaranteed Notes, 6.63%, due 1/1/16	461,150
1,210,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,324,950
1,240,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,156,300	ñ
539,000	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	555,170
570,000	RSC Equipment Rental, Inc., Guaranteed Notes, 8.25%, due 2/1/21	588,525
590,000	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	619,500
610,000	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	638,975
		5,537,170
Telecom - Integrated Services (11.9%)
460,000	CenturyLink, Inc., Senior Unsecured Notes, 6.45%, due 6/15/21	484,596
3,895,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	3,466,550
1,165,000	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	1,173,738
585,000	Frontier Communications Corp., Senior Unsecured Notes, 8.50%, due 4/15/20	579,150
965,000	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	1,039,788
3,570,000	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	3,007,725	ñ
2,503,290	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	2,515,806
670,000	Intelsat Jackson Holdings S.A., Guaranteed Notes, 8.50%, due 11/1/19	725,275
1,370,000	Level 3 Escrow, Inc., Guaranteed Notes, 8.13%, due 7/1/19	1,380,275	ñ
500,000	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	520,000
1,225,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,255,625	ñ
1,280,000	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	1,396,800
510,000	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	569,925
1,475,000	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,578,250
140,000	Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14	155,050
1,770,000	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,963,574
1,500,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,493,994
695,000	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	767,975
4,560,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	4,924,800
1,465,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	1,538,250	ñ
		30,537,146
Telecom - Wireless (4.3%)
1,655,000	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	1,754,300
200,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	218,000
2,930,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,171,862
770,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	646,800
3,950,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	3,485,875
460,000	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	427,800
2,510,000	Wind Acquisition Finance S.A., Senior Secured Notes, 7.25%, due 2/15/18	2,434,700	ñ
		11,139,337
	Total Corporate Debt Securities (Cost $347,002,891)	352,684,676
NUMBER OF SHARES
Short-Term Investments (1.3%)
3,246,218	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,246,218)	3,246,218
	Total Investments (141.4%) (Cost $357,337,855)	363,078,090	##
	Liabilities, less cash, receivables and other assets [(30.8%)]	(79,155,142)	@@ØØ
	Liquidation Value of Perpetual Preferred Shares [(10.6%)]	(27,175,000)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$256,747,948

See Notes to Schedule of Investments

January 31, 2012 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

      Corporate Debt Securities.  Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

      High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

      Bank Loans and Swaps. Inputs used by independent pricing services to value bank loan securities and interest rate swap contracts include multiple broker quotes (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2012:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations^	$-	$7,147,196	$-	$7,147,196
Corporate Debt Securities
Aerospace & Defense	-	150,675	-	150,675
Airlines	-	5,982,995	901,677	6,884,672
Auto Loans	-	11,242,642	-	11,242,642
Automakers	-	6,725,636	-	6,725,636
Banking	-	9,234,881	-	9,234,881
Beverages	-	566,863	-	566,863
Building & Construction	-	3,919,308	-	3,919,308
Building Materials	-	6,749,131	-	6,749,131
Chemicals	-	6,172,238	-	6,172,238
Computer Hardware	-	1,610,350	-	1,610,350
Consumer-Commercial-Lease Financing	-	27,386,968	-	27,386,968
Department Stores	-	3,878,025	-	3,878,025
Diversified Capital Goods	-	754,450	-	754,450
Electric - Generation	-	16,028,862	-	16,028,862
Electric - Integrated	-	1,367,950	-	1,367,950
Electronics	-	3,042,138	-	3,042,138
Energy - Exploration & Production	-	35,093,470	-	35,093,470
Food - Wholesale	-	154,425	-	154,425
Gaming	-	11,995,543	-	11,995,543
Gas Distribution	-	21,218,703	-	21,218,703
Health Facilities	-	11,705,894	-	11,705,894
Health Services	-	638,138	-	638,138
Hotels	-	5,551,756	-	5,551,756
Investments & Misc. Financial Services	-	6,431,325	-	6,431,325
Leisure	-	1,280,606	-	1,280,606
Machinery	-	6,531,900	-	6,531,900
Media - Broadcast	-	11,896,250	-	11,896,250
Media - Cable	-	17,429,962	-	17,429,962
Media - Services	-	4,440,863	-	4,440,863
Medical Products	-	4,866,788	-	4,866,788
Metals-Mining Excluding Steel	-	9,856,377	-	9,856,377
Packaging	-	13,662,125	-	13,662,125
Pharmaceuticals	-	7,268,800	-	7,268,800
Printing & Publishing	-	10,323,562	-	10,323,562
Real Estate Dev. & Mgt.	-	1,005,000	-	1,005,000
Retail	-	198,000	-	198,000
Software-Services	-	13,140,047	-	13,140,047
Specialty Retail	-	4,528,050	-	4,528,050
Steel Producers-Products	-	538,650	-	538,650
Support - Services	-	5,537,170	-	5,537,170
Telecom - Integrated Services	-	30,537,146	-	30,537,146
Telecom - Wireless	-	11,139,337	-	11,139,337
Total Corporate Debt Securities	-	351,782,999	901,677	352,684,676
Short-Term Investments	-	3,246,218	-	3,246,218
Total Investments	$-	$362,176,413	$901,677	$363,078,090

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/11	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/12
Investments in Securities:
Corporate Debt Securities
Airlines	$922,070	$-	$31,885	$-	$(52,278)	$-	$-	$901,677	$34,107
Total	$922,070	$-	$31,885	$-	$(52,278)	$-	$-	$901,677	$34,107

                            The Fund had no significant transfers between Levels 1 and 2 during the period ended January 31, 2012.

                            Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(3,710,370)	$-	$(3,710,370)

##
At January 31, 2012, the cost of investments for U.S. federal income tax purposes was $357,524,023. Gross unrealized appreciation of investments was $14,192,874 and gross unrealized depreciation of investments was $8,638,807, resulting in net unrealized appreciation of $5,554,067 based on cost for U.S. federal income tax purposes.

ñ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2012, these securities amounted to $96,804,248 or 37.7% of net assets applicable to common shareholders.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2012 and their final maturity dates.

Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2012 these securities amounted to $1,005,000 or 0.4% of net assets applicable to common shareholders.

ØØ
All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and when-issued purchase commitments. In addition, the Fund had deposited $3,650,000 in a segregated account for interest rate swap contracts.

¢¢ Payment-in-kind security, for which part of the income earned may be paid as additional principal.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2012 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

@@ At January 31, 2012, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.680%	.559	%(1)	$(136,915)	$(820,142)	$(957,057)
Citibank, N.A.	25,000,000	August 9, 2015	1.120%	.441	%(2)	$(108,030)	$(383,031)	$(491,061)
Citibank, N.A.	50,000,000	December 7, 2015	1.884%	.533	%(3)	$(99,756)	$(2,162,496)	$(2,262,252)
						$(344,701)	$(3,365,669)	$(3,710,370)

(1)	90 day LIBOR (London Interbank Offered Rate) at December 15, 2011.

(2)	90 day LIBOR (London Interbank Offered Rate) at November 7, 2011.

(3)	90 day LIBOR (London Interbank Offered Rate) at December 5, 2011.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 26, 2012

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 26, 2012